CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 5,362	$ 5,800
Goodwill and intangible assets	52,951	64,754
Deferred tax assets	6,127	8,698
Derivative financial instruments		360
Other assets	558	771
Total non-current assets	64,998	80,383
Current assets
Inventories	30,359	32,805
Trade and other receivables	24,441	20,740
Income tax receivable	1,584	1,439
Cash and cash equivalents	30,277	23,564
Short-term investments		34,043
Total current assets	86,661	112,591
TOTAL ASSETS	151,659	192,974
Equity attributable to the equity holders of the parent
Share capital	1,213	1,213
Share premium	16,187	16,187
Treasury shares	(24,922)	(24,783)
Accumulated surplus	55,319	75,802
Translation reserve	(3,766)	(3,246)
Other reserves	23	23
Total equity	44,054	65,196
Current liabilities
Income tax payable	210	310
Trade and other payables	16,908	20,515
Provisions	50	50
Finance lease liabilities	436	354
Total current liabilities	17,604	21,229
Non-current liabilities
Exchangeable notes	81,382	92,955
Derivative financial instruments	238	2,230
Finance lease liabilities	526	532
Deferred tax liabilities	7,855	10,832
Total non-current liabilities	90,001	106,549
TOTAL LIABILITIES	107,605	127,778
TOTAL EQUITY AND LIABILITIES	$ 151,659	$ 192,974